UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10553

        Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 3.9% (2.6% of Total Investments)
$ 460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	$477,623
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
320	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	324,922
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	496,714
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
	University of Arizona, Certificates of Participation, Series 2002A:
65	5.500%, 6/01/18 – AMBAC Insured	6/12 at 100.00	AAA	69,705
40	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	AAA	41,883

1,365	Total Education and Civic Organizations			1,410,847

	Health Care – 21.3% (13.9% of Total Investments)
845	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	864,596
	2007A, 5.000%, 1/01/25
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A–	610,512
	5.000%, 4/01/20
400	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	378,872
	Network, Series 2005B, 5.000%, 12/01/37
655	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	610,919
	Network, Series 2007, 5.000%, 12/01/42
320	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	325,219
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	508,105
	Hospital, Series 1998, 5.250%, 11/15/37
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue	7/17 at 100.00	A	1,426,301
	Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23 (UB)
1,650	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue	7/14 at 100.00	A	1,685,013
	Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32 (UB)
225	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	229,813
	5.000%, 4/01/16
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,041,490
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

7,570	Total Health Care			7,680,840

	Housing/Multifamily – 8.0% (5.2% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily	10/11 at 105.00	AAA	1,050,530
	Housing Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place
	Apartments, Series 2001A-1, 6.000%, 10/20/31
325	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	318,331
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
1,425	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	7/12 at 105.00	AAA	1,519,862
	Revenue Bonds, Summit Apartments, Series 2002, 6.450%, 7/20/32

2,750	Total Housing/Multifamily			2,888,723

	Housing/Single Family – 8.0% (5.2% of Total Investments)
1,000	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	1,026,020
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38
1,775	Tucson and Pima County Industrial Development Authority, Arizona, Single Family Mortgage	6/17 at 101.00	Aaa	1,866,022
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

2,775	Total Housing/Single Family			2,892,042

	Tax Obligation/General – 18.8% (12.3% of Total Investments)
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AAA	1,115,710
	Elementary School, Series 2002A, 5.375%, 7/01/16 – FSA Insured
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	AAA	1,272,564
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AAA	1,553,368
	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
1,700	5.000%, 7/01/22	7/12 at 100.00	AAA	1,774,562
500	5.000%, 7/01/27	7/12 at 100.00	AAA	517,555
510	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	528,437

6,280	Total Tax Obligation/General			6,762,196

	Tax Obligation/Limited – 47.1% (30.8% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 – MBIA Insured	5/12 at 100.00	AAA	786,593
1,000	5.000%, 11/01/18 – MBIA Insured	5/12 at 100.00	AAA	1,044,790
500	5.000%, 11/01/20 – MBIA Insured	5/12 at 100.00	AAA	522,395
134	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	126,769
	2005, 5.500%, 7/15/29
345	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	340,736
	Montecito Assessment District, Series 2007, 5.800%, 7/01/32
278	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	297,802
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
670	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A	679,869
	2003, 5.350%, 7/15/28 – ACA Insured
650	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	621,407
	4.600%, 1/01/26
	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 – AMBAC Insured	6/12 at 100.00	Aaa	896,414
2,645	5.375%, 6/01/19 – AMBAC Insured	6/12 at 100.00	Aaa	2,822,634
240	Marley Park Communty Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	241,949
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
530	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	533,890
	2006, 5.300%, 7/15/31
350	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	343,434
	Bonds, Series 2007, 5.800%, 7/15/32
140	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	129,136
	Series 2006, 5.350%, 7/15/31
1,500	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	AAA	1,593,615
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	1,078,528
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	1,024,080
	Bonds, Series 2002D, 5.125%, 7/01/24
960	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,000,570
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
555	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	551,731
	Bonds, Series 2007, 5.900%, 7/15/32
750	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	782,378
	2005, 5.750%, 7/15/24
560	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	562,761
	2005, 6.000%, 7/01/30
350	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	322,592
	Bonds Series 2006, 5.250%, 7/15/31
640	Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax Revenue Bonds, Series	7/10 at 100.00	AAA	659,021
	2001, 5.000%, 7/01/21 – AMBAC Insured

16,457	Total Tax Obligation/Limited			16,963,094

	Transportation – 5.7% (3.7% of Total Investments)
1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/08 at 101.00	AAA	1,016,990
	1998A, 5.000%, 7/01/25 – FSA Insured
1,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	Aaa	1,025,900
	2002B, 5.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)

2,000	Total Transportation			2,042,890

	U.S. Guaranteed – 24.6% (16.1% of Total Investments) (4)
400	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	435,236
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
735	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	Baa3 (4)	819,738
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
715	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded	7/12 at 100.00	AAA	782,868
	7/01/12) – FGIC Insured
1,725	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/17 (Pre-refunded 7/01/12)	7/12 at 100.00	AAA	1,835,055
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	109,604
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – FSA Insured
375	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	408,956
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – MBIA Insured
1,000	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2004, 5.125%, 7/01/23	7/14 at 100.00	AAA	1,088,700
	(Pre-refunded 7/01/14) – FSA Insured
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,093,260
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
990	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24 (Pre-refunded 7/01/11)	7/11 at 100.00	AAA	1,041,510
	University of Arizona, Certificates of Participation, Series 2002A:
685	5.500%, 6/01/18 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	Aaa	741,773
460	5.125%, 6/01/22 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	Aaa	490,884

8,185	Total U.S. Guaranteed			8,847,584

	Utilities – 2.7% (1.7% of Total Investments)
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007 ,5.000%, 12/01/32	No Opt. Call	Aa1	967,350

	Water and Sewer – 12.9% (8.5% of Total Investments)
500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	12/07 at 102.00	AAA	510,455
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
360	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	375,883
	2003, 5.000%, 7/01/23 – MBIA Insured
765	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	799,869
	2005, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,139,450
	Bonds, Series 2001, 5.500%, 7/01/22 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
350	4.700%, 4/01/22	4/14 at 100.00	N/R	344,229
410	4.900%, 4/01/32	4/17 at 100.00	N/R	396,384
1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 –	7/12 at 102.00	AAA	1,092,170
	FGIC Insured

4,385	Total Water and Sewer			4,658,440

$ 52,767	Total Investments (cost $53,442,476) – 153.0%			55,114,006

	Floating Rate Obligations – (5.6)%			(2,015,000)

	Other Assets Less Liabilities – 4.0%			1,420,093

	Preferred Shares, at Liquidation Value – (51.4)%			(18,500,000)

	Net Assets Applicable to Common Shares – 100%			$36,019,099

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At October 31, 2007, the cost of investments was $51,533,114.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,948,185
Depreciation	(387,657)

Net unrealized appreciation (depreciation) of investments	$1,560,528

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.